Securities - Summary of Unrealized Gains and Losses on Securities at Fair Value through Other Comprehensive Income (Detail) - CAD ($) $ in Millions	Jul. 31, 2023	Oct. 31, 2022
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 119,469	$ 95,630
Gross unrealized gains	594	696
Gross unrealized losses	(2,739)	(3,435)
Fair value	117,324	92,891
Canadian government debt - issued or guaranteed, Federal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	5,144	4,081
Gross unrealized gains	2	1
Gross unrealized losses	(312)	(301)
Fair value	4,834	3,781
Canadian government debt - issued or guaranteed, Provincial and municipal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	3,117	2,685
Gross unrealized gains	5	6
Gross unrealized losses	(540)	(567)
Fair value	2,582	2,124
U.S. federal, state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	63,945	46,034
Gross unrealized gains	209	343
Gross unrealized losses	(1,675)	(2,019)
Fair value	62,479	44,358
Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	6,419	5,154
Gross unrealized gains	3	7
Gross unrealized losses	(5)	(17)
Fair value	6,417	5,144
Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	2,608	2,985
Gross unrealized gains	1	1
Gross unrealized losses	(58)	(98)
Fair value	2,551	2,888
Asset-backed securities, CDO [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	7,674	7,741
Gross unrealized gains	4	3
Gross unrealized losses	(60)	(220)
Fair value	7,618	7,524
Asset-backed securities, Non CDO [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	439	547
Gross unrealized gains	2
Gross unrealized losses	(9)	(23)
Fair value	432	524
Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	29,496	25,852
Gross unrealized gains	47	51
Gross unrealized losses	(74)	(183)
Fair value	29,469	25,720
Equities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	627	551
Gross unrealized gains	321	284
Gross unrealized losses	(6)	(7)
Fair value	$ 942	$ 828